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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 12/31/2006
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                1/31/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet As of 12/29/2006


Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                 Voting Authority
                                            Market               Investment --------------------------
                                            Value        Units     Powers     Full    Partial   None
                                         ------------- --------- ---------- --------- ------- --------
AT&T INC......... Common Stock 00206R102 $  662,125.75 18,521.00  FULL      16,481.00   0.00  2,040.00
AT&T INC......... Common Stock 00206R102 $  293,793.50  8,218.00  PARTIAL    8,172.00  46.00      0.00
ABBOTT LABS...... Common Stock 002824100 $1,471,870.07 30,217.00  FULL      27,817.00   0.00  2,400.00
AIR PRODS & CHEMS
  INC............ Common Stock 009158106 $  390,054.00  5,550.00  FULL       4,750.00   0.00    800.00
AMERICAN INTL
  GROUP INC...... Common Stock 026874107 $1,005,891.45 14,037.00  FULL      12,905.00   0.00  1,132.00
AMGEN INC........ Common Stock 031162100 $  403,712.10  5,910.00  FULL       5,440.00   0.00    470.00
APPLE COMPUTER
  INC............ Common Stock 037833100 $  242,387.88  2,857.00  FULL       2,657.00   0.00    200.00
AUTOMATIC DATA
  PROCESSING INC. Common Stock 053015103 $  650,444.75 13,207.00  FULL      11,907.00   0.00  1,300.00
B P P L C SPONS   American
  A D R.......... Depository
                  Receipts     055622104 $  870,018.60 12,966.00  FULL      12,766.00   0.00    200.00
BANK OF AMERICA
  CORP........... Common Stock 060505104 $1,113,822.18 20,862.00  FULL      19,462.00   0.00  1,400.00
BELLSOUTH CORP... Common Stock 079860102 $  690,255.71 14,652.00  FULL      13,852.00   0.00    800.00
BEVERLY NATIONAL
  CORP........... Common Stock 088115100 $  214,193.60  9,076.00  FULL       9,076.00   0.00      0.00
BOEING CO........ Common Stock 097023105 $  286,064.80  3,220.00  FULL       2,420.00   0.00    800.00
CHEVRON
  CORPORATION.... Common Stock 166764100 $  775,300.32 10,544.00  FULL       8,692.00   0.00  1,852.00

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

                                                                               Voting Authority
                                          Market               Investment ---------------------------
                                          Value        Units     Powers     Full    Partial    None
                                       ------------- --------- ---------- --------- -------- --------
CISCO SYS INC.. Common Stock 17275R102 $  842,829.87 30,839.00  FULL      28,739.00     0.00 2,100.00
CITIGROUP INC.. Common Stock 172967101 $1,141,682.90 20,497.00  FULL      19,047.00     0.00 1,450.00
DANAHER CORP... Common Stock 235851102 $  641,963.28  8,862.00  FULL       8,262.00     0.00   600.00
DELL INC....... Common Stock 24702R101 $  348,851.36 13,904.00  FULL      13,152.00     0.00   752.00
DOMINION
  RESOURCES INC Common Stock 25746U109 $  769,651.20  9,180.00  FULL       7,907.00     0.00 1,273.00
E M C CORP MASS Common Stock 268648102 $  140,844.00 10,670.00  FULL       9,170.00     0.00 1,500.00
ECOLAB INC..... Common Stock 278865100 $  499,460.00 11,050.00  FULL      10,550.00     0.00   500.00
EMERSON ELEC
  CO........... Common Stock 291011104 $  426,129.85  9,665.00  FULL       9,665.00     0.00     0.00
EXXON MOBIL
  CORP......... Common Stock 30231G102 $4,493,353.31 58,637.00  FULL      55,143.00     0.00 3,494.00
EXXON MOBIL
  CORP......... Common Stock 30231G102 $  610,068.42  7,961.22  PARTIAL    4,905.22 2,656.00   400.00
F P L GROUP INC Common Stock 302571104 $  576,743.16 10,598.00  FULL       8,794.00     0.00 1,804.00
FIFTH THIRD
  BANCORP...... Common Stock 316773100 $  258,677.60  6,320.00  FULL       6,320.00     0.00     0.00
GENERAL ELEC
  CO........... Common Stock 369604103 $3,323,597.21 89,320.00  FULL      83,665.00     0.00 5,655.00
GENERAL ELEC
  CO........... Common Stock 369604103 $  578,466.66 15,546.00  PARTIAL   13,436.00   600.00 1,510.00
GENERAL MILLS
  INC.......... Common Stock 370334104 $  241,632.00  4,195.00  FULL       3,995.00     0.00   200.00
HEWLETT PACKARD
  CO........... Common Stock 428236103 $  230,952.34  5,607.00  FULL       4,807.00     0.00   800.00
HOME DEPOT INC. Common Stock 437076102 $  389,672.48  9,703.00  FULL       7,153.00     0.00 2,550.00
INTEL CORP..... Common Stock 458140100 $  256,648.50 12,674.00  FULL      10,274.00     0.00 2,400.00

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

                                                                                   Voting Authority
                                              Market               Investment --------------------------
                                              Value        Units     Powers     Full    Partial   None
                                           ------------- --------- ---------- --------- ------- --------
INTERNATIONAL
  BUSINESS MACHINES
  CORP............. Common Stock 459200101 $  385,102.60  3,964.00  FULL       3,164.00  0.00     800.00
JACOBS ENGR GROUP
  INC.............. Common Stock 469814107 $  488,016.90  5,985.00  FULL       5,835.00  0.00     150.00
JOHNSON &
  JOHNSON.......... Common Stock 478160104 $1,050,642.28 15,914.00  FULL      13,003.00  0.00   2,911.00
KELLOGG CO......... Common Stock 487836108 $  293,351.60  5,860.00  FULL       5,860.00  0.00       0.00
MICROSOFT CORP..... Common Stock 594918104 $1,064,986.76 35,666.00  FULL      33,262.00  0.00   2,404.00
MORGAN STANLEY..... Common Stock 617446448 $  865,763.76 10,632.00  FULL       8,826.00  0.00   1,806.00
NIKE INC........... Common Stock 654106103 $  393,644.25  3,975.00  FULL       3,325.00  0.00     650.00
PATTERSON COS INC.. Common Stock 703395103 $  266,325.00  7,500.00  FULL       6,500.00  0.00   1,000.00
PEPSICO INC........ Common Stock 713448108 $1,423,700.55 22,761.00  FULL      21,461.00  0.00   1,300.00
PFIZER INC......... Common Stock 717081103 $  614,891.90 23,741.00  FULL      22,152.00  0.00   1,589.00
PROCTER & GAMBLE
  CO............... Common Stock 742718109 $1,277,494.80 19,877.00  FULL      19,077.00  0.00     800.00
ROCKPORT NATL
  BANCORP INC...... Common Stock 773871108 $  896,000.00 11,200.00  FULL      11,200.00  0.00       0.00
STAPLES INC........ Common Stock 855030102 $1,039,244.10 38,923.00  FULL      36,373.00  0.00   2,550.00
STAPLES INC........ Common Stock 855030102 $  217,685.10  8,153.00  PARTIAL    6,800.00  0.00   1,353.00
STATE STR CORP..... Common Stock 857477103 $  485,568.00  7,200.00  FULL       6,220.00  0.00     980.00
SUN LIFE FINANCIAL
  INC.............. Common Stock 866796105 $  460,895.05 10,883.00  FULL      10,883.00  0.00       0.00
SUDBAY CHRYSLER
  TRUST............ Common Stock 87507U991 $  421,501.99    700.00  FULL         700.00  0.00       0.00
TEVA                American
  PHARMACEUTICAL    Depository
  INDS LTD ADR..... Receipts     881624209 $  409,168.20 13,165.00  FULL      12,565.00  0.00     600.00
TEXAS INSTRUMENTS
  INC.............. Common Stock 882508104 $  269,222.40  9,348.00  FULL       9,348.00  0.00       0.00

                                                                                  Voting Authority
                                            Market                Investment --------------------------
                                            Value        Units      Powers     Full    Partial   None
                                        -------------- ---------- ---------- --------- ------- --------
3M CO........... Common Stock 88579Y101 $   493,296.90   6,330.00  FULL       5,630.00   0.00    700.00
UNILEVER N V     American
  A D R......... Depository
                 Receipts     904784709 $   260,946.00   9,576.00  FULL       7,083.00   0.00  2,493.00
UNITED
  TECHNOLOGIES
  CORP.......... Common Stock 913017109 $   436,389.60   6,980.00  FULL       6,980.00   0.00      0.00
VERIZON
  COMMUNICATIONS
  INC........... Common Stock 92343V104 $ 1,067,596.33  28,668.00  FULL      27,316.00   0.00  1,352.00
VERIZON
  COMMUNICATIONS
  INC........... Common Stock 92343V104 $   276,779.99   7,432.33  PARTIAL    6,282.33 906.00    244.00
WACHOVIA
  CORP.......... Common Stock 929903102 $   463,800.80   8,144.00  FULL       8,144.00   0.00      0.00
WACHOVIA CORP    Preferred
  2ND NEW....... Stock        929903201 $        49.23  19,689.00  FULL      19,689.00   0.00      0.00
WAL MART
  STORES INC.... Common Stock 931142103 $   367,361.90   7,955.00  FULL       7,755.00   0.00    200.00
WALGREEN CO..... Common Stock 931422109 $   290,942.60   6,340.00  FULL       5,390.00   0.00    950.00
WELLS FARGO &
  CO............ Common Stock 949746101 $   558,647.60  15,710.00  FULL      13,550.00   0.00  2,160.00
WELLS FARGO &
  CO............ Common Stock 949746101 $   241,808.00   6,800.00  PARTIAL    6,800.00   0.00      0.00
WYETH........... Common Stock 983024100 $ 1,071,916.92  21,051.00  FULL      20,551.00   0.00    500.00
                 Grand Total            $42,693,899.96 905,187.55

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